Exhibit 1

GS Mortgage Securities Trust 2016-GS9

Commercial Mortgage Pass Through Certificates, Series 2016-GS9

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

Drexel Hamilton, LLC

The Williams Capital Group, L.P.

6 March 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	The Williams Capital Group, L.P. 650 Fifth Avenue, 9th Floor New York, New York 10019
Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	GS Mortgage Securities Trust 2018-GS9

Commercial Mortgage Pass-Through Certificates, Series 2018-GS9 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

g.            An electronic copy of the EDGAR ABS XML technical specification (Version 1.7) document dated July 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),

h.	A draft of the preliminary prospectus for the GS Mortgage Securities Trust 2018-GS9 securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 March 2018

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in GS Mortgage Securities Trust 2018-GS9 (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 37 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial properties.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans as of the related due date of each Mortgage Loan in March 2018 or, in the case of any Mortgage Loan that has its first due date in April 2018, the date that would have been its due date in March 2018 under the terms of the Mortgage Loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information relating to the information on the Preliminary Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 15
3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, the Depositor provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Due Date and
b.	Maturity Date/ARD

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity/ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 19 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 7.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use the “Original Term To Maturity/ARD (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 3 of 15
8.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans and Twelve Oaks Mall Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A), which are described in the succeeding paragraphs of this Item 8.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans and Twelve Oaks Mall Mortgage Loan) has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans and Twelve Oaks Mall Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

For the Twelve Oaks Mall Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Twelve Oaks Mall Amortization Schedule (as defined in Note 17 of Exhibit 2 to Attachment A), the Depositor instructed us to use “360” for the “Original Amortization Term (Mos.)” characteristic.

9.	Using the:
a.	Original Term To Maturity/ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity/ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for the Interest Only Loans and Twelve Oaks Mall Mortgage Loan, which are described in the succeeding paragraphs of this Item 9.)

of each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Depositor instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

For the Twelve Oaks Mall Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Twelve Oaks Mall Amortization Schedule, the Depositor instructed us to use “360” for the “Remaining Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 15
10.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	First Due Date,
e.	Maturity Date/ARD,
f.	Mortgage Loan Rate (%) and
g.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, we recalculated the:

i.	Principal balance of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan) as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	Principal balance of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan) and, for each Multiple Property Loan, the related Underlying Properties, as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”),
iii.	Principal balance of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan) as of the related due date of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan) in February 2018, or with respect to any Mortgage Loan that has its first due date after February 2018, the date that would have been the related due date in February 2018 (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	Principal balance of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan) as of the “Maturity Date/ARD” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 15

10. (continued)

For the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to recalculate the “Cut-off Date Balance ($),” “Allocated Cut-off Date Loan Amount ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Balloon Balance ($)” characteristics using the information on the Twelve Oaks Mall Amortization Schedule and the:

a.	Whole Loan Original Balance (as defined in Item 17.),
b.	Original Balance ($),
c.	First Due Date and
d.	Maturity Date

of the Twelve Oaks Mall Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Twelve Oaks Mall Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final

Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

For each Mortgage Loan that has its “First Due Date” in April 2018, as shown on the Final Data File (the “April 2018 First Due Date Mortgage Loans”), the Depositor instructed us to use the “Original Balance ($)” of each April 2018 First Due Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

11.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Due Date,
d.	Mortgage Loan Rate (%),
e.	Monthly Debt Service ($) and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan, which is described in the succeeding paragraph of this Item 11., and April 2018 First Due Date Mortgage Loans, which are described in the last paragraph of this Item 11.), all as shown on the Final Data File, we recalculated the portion of the March 2018 “Monthly Debt Service ($)” for each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan and April 2018 First Due Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Twelve Oaks Mall Amortization Schedule and the “Original Balance ($)” of the Twelve Oaks Mall Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 15

11. (continued)

Using the:

a.       Scheduled Interest Amount and

b.       Scheduled Principal Amount

of each Mortgage Loan (except for the April 2018 First Due Date Mortgage Loans, which are described in the last paragraph of this Item 11.), both as recalculated in the preceding paragraphs of this Item 11., we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the April 2018 First Due Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the April 2018 First Due Date Mortgage Loans, the Depositor instructed us to show “0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

12.	For each Pari Passu Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A) (except for the Twelve Oaks Mall Mortgage Loan, Worldwide Plaza Mortgage Loan (as defined in Note 17 of Exhibit 2 to Attachment A) and Starwood Lodging Hotel Portfolio Mortgage Loan (as defined in Note 8 of Exhibit 2 to Attachment A), which are described in the succeeding paragraphs of this Item 12.), the Depositor instructed us to use the information in the applicable Data Source(s) (as defined in Note 17 of Exhibit 2 to Attachment A) to recalculate the:
a.	Aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 17 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Cut-off Date Pari Passu Companion Loan Balance ($)”) and
b.	Aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 17 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 7 of 15

12. (continued)

For the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to:

a.	Use the information in the applicable Data Source and information on the Twelve Oaks Mall Amortization Schedule for the related Senior Companion Loans to recalculate the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source and information on the Twelve Oaks Mall Amortization Schedule for the Twelve Oaks Mall Subordinate Companion Loans (as defined in Note 17 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the Twelve Oaks Mall Subordinate Companion Loans as of the Cut-off Date (the “Cut-off Date Subordinate Companion Loan Balance ($)”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For the Worldwide Plaza Mortgage Loan, the Depositor instructed us to:

a.	Use the information in the applicable Data Source for the related Senior Companion Loans to recalculate the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source for the Worldwide Plaza Subordinate Companion Loans (as defined in Note 17 of Exhibit 2 to Attachment A) to recalculate the “Cut-off Date Subordinate Companion Loan Balance ($)” and “B Note Balloon Balance.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For the Starwood Lodging Hotel Portfolio Mortgage Loan, the Depositor instructed us to:

a.	Use the information in the applicable Data Source for the related Senior Companion Loans to recalculate the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source for the Starwood Lodging Hotel Portfolio Subordinate Companion Loan (as defined in Note 17 of Exhibit 2 to Attachment A) to recalculate the “Cut-off Date Subordinate Companion Loan Balance ($)” and “B Note Balloon Balance.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 8 of 15

12. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan, except for the Twelve Oaks Mall Mortgage Loan, Worldwide Plaza Mortgage Loan and Starwood Lodging Hotel Portfolio Mortgage Loan the Depositor instructed us to use “<blank>” for the “Cut-off Date Subordinate Companion Loan Balance ($)” and “B Note Balloon Balance” characteristics.

13.	For each Pari Passu Mortgage Loan, the Depositor instructed us to recalculate the aggregate annual debt service of the related Senior Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service ($)”) as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

14.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Cost Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 15
15.	Using:
a.	Information on the Final Data File,
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus and
c.	The applicable calculation methodologies provided by the Depositor that are described in the succeeding paragraphs of this Item 15.,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2015 NCF DSCR,
iv.	2016 NCF DSCR,
v.	2017 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity/ARD (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%),
xi.	% of Initial Pool Balance,
xii.	Annual Debt Service ($) and
xiii.	Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2015 NCF DSCR,” “2016 NCF DSCR,” “2017 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity/ARD (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the “Cut-off Date LTV Ratio (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” characteristics for the 357 Flatbush Mortgage Loan (as defined in Note 3 of Exhibit 2 to Attachment A), the Depositor instructed us to decrease the “Cut-off Date Balance ($)” used for these recalculations by $1,000,000, which represents the upfront earnout reserve for this Mortgage Loan, as described in the applicable Source Document.

Attachment A Page 10 of 15

15. (continued)

For the purpose of recalculating the “LTV Ratio at Maturity/ARD (%)” characteristic for each Mortgage Loan that does not have the “As Stabilized Appraised Value ($)” characteristic as “NAP” on the Final Data File, the Depositor instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the sum of the:

a.	Annual Debt Service ($) and
b.	Pari Passu Companion Loan Annual Debt Service ($),

both as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2015 NCF DSCR,
iv.	2016 NCF DSCR,
v.	2017 NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the sum of the:

a.	Cut-off Date Balance ($) and
b.	Cut-off Date Pari Passu Companion Loan Balance ($),

both as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),
iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)

characteristics.

For each Pari Passu Mortgage Loan, the Depositor instructed us to use the sum of the:

a.	Balloon Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity/ARD (%)” characteristic.

Attachment A Page 11 of 15
16.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Sources and/or
c.	Information in the Secondary Financing Documents (as defined in Note 30 of Exhibit 2 to Attachment A) provided by the Depositor for the Mortgage Loans With Existing Mezzanine Debt (as defined in Note 30 of Exhibit 2 to Attachment A), we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with the Mortgage Loans With Existing Mezzanine Debt (the “Cut-off Date Mezzanine Debt Balance ($)”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Mortgage Loans With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” for the “Cut-off Date Mezzanine Debt Balance ($)” characteristic.

17.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Amount,
d.	Cut-off Date Balance ($),
e.	Cut-off Date Pari Passu Companion Loan Balance ($),
f.	Cut-off Date Subordinate Companion Loan Balance ($),
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	Subordinate Companion Loan Interest Rate,
l.	Annual Debt Service ($),
m.	Pari Passu Companion Loan Annual Debt Service ($) and
n.	B Note Annual Payment

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, and the respective interest rate of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown in the applicable Data Source(s), we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance,
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate and
v.	Whole Loan Annual Payment

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure for the “Whole Loan Annual Payment” characteristic, the Depositor instructed us to ignore differences of +/- $0.18 or less.

Attachment A Page 12 of 15

17. (continued)

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through v. above.

18.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR and
ii.	Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics.

19.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Date Balance,
d.	Cut-off Date Mezzanine Debt Balance ($),
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of the Mortgage Loans With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of the Mortgage Loans With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

Attachment A Page 13 of 15
20.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of the Mortgage Loans With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.              Total Loan DSCR and

ii.             Total Loan LTV

of the Mortgage Loans With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics.

21.	For each Mortgage Loan with the “Loan Purpose” characteristic as “Refinance” (each a “Refinance Loan”), except for the Mortgage Loans identified on the Final Data File as:
a.	Tetra Technologies,
b.	Two Democracy,
c.	RiNo Self Storage,
d.	Fresh Thyme Kirkwood,
e.	Holiday Inn Express Columbus and
f.	Camp Creek,

(collectively, the “Refinance Loans With Principal’s New Cash Contribution”), the Depositor instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Twelve Oaks Mall Mortgage Loan which has the “Loan Purpose” characteristic as “Recapitalization,” the Depositor instructed us to use “See Footnote in Annex” for the “Principal’s New Cash Contribution” and “Principal Equity Distribution” characteristics.

Attachment A Page 14 of 15
22.	For each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan which is described in the succeeding paragraph of this Item 22.), the Depositor instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to use “$300,000,000” for the “Total Sources” characteristic.

23.	For each Refinance Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

24.	For:
a.	The Mortgage Loans on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”) and
b.	The Refinance Loans With Principal’s New Cash Contribution,

the Depositor instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 15
25.	For each Mortgage Loan (except for the Twelve Oaks Mall Mortgage Loan which is described in the succeeding paragraph of this Item 25.), the Depositor instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to use “$300,000,000” for the “Total Uses” characteristic.

26.	For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Depositor instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• U.S. Industrial Portfolio • Bass Pro & Cabela’s Portfolio • Starwood Lodging Hotel Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined in Item 17. of Attachment A) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined in Note 17 of Exhibit 2 to Attachment A)

• ESA Portolio • Alexandria Moulding Portfolio • Anytime Self Storage Portfolio	Original Balance ($) Allocated Cut-off Date Loan Amount ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Data Source

The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Data Source

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not been previously defined are defined in Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A Page 1 of 27

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
AL_State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units, Rooms, Sq Ft (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A Page 2 of 27

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (%) (see Notes 2 and 5)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date (see Note 7)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date (see Note 2)	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 8)	Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
As Stabilized Appraised Value ($)	Appraisal Report
As Stabilized Appraisal Date	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 9)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Notes 10 and 11)	Environmental Insurance Certificate or Insurance Review Document
Seismic Report Date (see Note 12)	Seismic Report
PML or SEL (%) (see Note 12)	Seismic Report
Earthquake Insurance Required (see Note 12)	Seismic Report
Blanket Insurance Policy (Yes/No) (see Note 11)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 27

Major Tenant Information: (see Notes 5 and 13)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 27

Underwriting Information: (see Note 15)

Characteristic	Source Document

2015 NOI Date	Underwriter’s Summary Report
2015 EGI ($)	Underwriter’s Summary Report
2015 Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 NOI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NOI Date	Underwriter’s Summary Report
2017 EGI ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
Most Recent Financials End Date	Underwriter’s Summary Report
Financials Securitization Date	Underwriter’s Summary Report
Most Recent Date (if past 2016)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2016) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2016) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 16)	Underwriter’s Summary Report
RevPAR ($) (see Note 16)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 27

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($) (see Note 2)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Tax Escrow Analysis
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 27

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
AL_Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Notes 17 and 18)

For all Mortgage Loans:

•         Promissory Note, Loan Agreement, Loan Modification Agreement or Client Provided Schedule

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Original Balance (Non-trust) (see Note 17)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Number of Properties	Loan Agreement or Loan Modification Agreement
Mortgage Loan Rate (%)	Loan Agreement, Loan Modification Agreement or Client Provided Schedule
Report Period Interest Rate Percentage	Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 17 and 19)	Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 17)	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 20)	Loan Agreement or Loan Modification Agreement
Maturity Date/ARD (see Note 21)	Loan Agreement or Loan Modification Agreement
Hyper Amortizing Loan	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Hyper Am Loan Maturity Date	Loan Agreement or Loan Modification Agreement
Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor (see Note 2)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 22)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 23)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 23)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 24)	Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 25)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 24)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 24 and 26)	Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Note 26)	Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 24 and 27)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 24 and 28)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 26)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance End Date (see Note 29)	Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 29)	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 28)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement
Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($) (see Note 2)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit? (see Note 2)	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit Balance (see Note 2)	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description (see Note 2)	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Note 30)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Client Provided Schedule
Subordinate Companion Loan Interest Rate (see Note 30)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Client Provided Schedule
B Note Maturity Date (see Note 30)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Notes 17 and 30)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 30)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance (see Note 30)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 30)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 30)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 30)	Secondary Financing Documents
Other Subordinate Debt Balance / Preferred Equity Balance (see Notes 2 and 30)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Other Subordinate Debt / Preferred Equity Type (see Notes 2 and 30)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose (see Note 2)	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration (See Note 2)	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Prior Securitizations (see Note 31)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A Page 10 of 27

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt (See Note 2)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources (see Note 2)	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff (see Note 2)	Closing Statement
Purchase Price (see Note 2)	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses (see Note 2)	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the Mortgage Loans listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristics listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 11 of 27

Notes: (continued)

2.	(continued)
Table A1:
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Esperanza	NAP	AL_State	Mexico	MX

357 Flatbush	NAP	Occupancy (%)	90.6%	100.0%

Apple Campus 3	NAP	Rent Steps Date	<blank>	Average rent over the remaining lease term

Marina Heights State Farm	NAP	Carve-out Guarantor Annual Ground Lease Payment ($) Other Sources Other Uses	No Source Document $30,905,569 $0 $0	None $4,375,033 $22,500,000 $22,500,000

ESA Portfolio	NAP	Ongoing Replacement Reserve ($) Purchase Price	$0 <blank>	See Footnote to Annex $92,385,000

ESA Fort Worth Medical Center	NAP	Ongoing Replacement Reserve ($) Purchase Price	$0 <blank>	See Footnote to Annex $5,900,000

ESA Indianapolis Airport	NAP	Ongoing Replacement Reserve ($) Purchase Price	$0 <blank>	See Footnote to Annex $4,250,000

ESA Cincinnati Blue Ash Reagan HIG	NAP	Ongoing Replacement Reserve ($) Purchase Price	$0 <blank>	See Footnote to Annex $3,790,000

ESA Dallas Vantage Point Drive	NAP	Ongoing Replacement Reserve ($) Purchase Price	$0 <blank>	See Footnote to Annex $3,800,000

ESA Indianapolis Northwest College	NAP	Ongoing Replacement Reserve ($) Purchase Price	$0 <blank>	See Footnote to Annex $2,000,000

Alexandria Moulding Portfolio	NAP	Letter of Credit? Letter of Credit Balance Letter of Credit Description	No Source Document No Source Document No Source Document	Yes $1,248,646 See Note (1)

Pin Oak North Medical Office	NAP	Other Subordinate Debt Balance / Preferred Equity Balance Other Subordinate Debt / Preferred Equity Type Subordinate Debt Other Sources	$8,201,550 Subordinate Debt $8,201,550 <blank>	<blank> <blank> <blank> $8,201,550

Twelve Oaks Mall	NAP	Loan Purpose Loan Payoff	<blank> <blank>	Recapitalization See Footnote in Annex

Starwood Lodging Hotel Portfolio	Mishawaka Best Western Plus	Franchise Agreement Expiration Date	11/30/2017	11/30/2018

Exhibit 2 to Attachment A Page 12 of 27

Notes: (continued)

2. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Brunswick Commons	NAP	Loan Payoff	$660,000	$33,419,000

Rutherford Commons	NAP	Loan Payoff	<blank>	$12,389,000

(1)	Per the lease, the tenant is required to complete immediate and short term repairs within 6 and 12 months, respectively. As the lease is absolute NNN, the tenant is responsible for all maintenance and capital expenditures. A letter of credit in the amount $1,248,646 has been posted by the tenant. Per the loan agreement, if tenant does not complete these items within the allotted timeframe, the Borrower must commence the work within 9 and 13 months, respectively. If Borrower has not started work on repairs within the respective timeframe, there will be an Event of Default. If Borrower has not started work on repairs by the expiration of 13 months, the Borrower must post a letter of credit equivalent to the estimated cost of all outstanding repairs.

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

3.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties that are described in the succeeding paragraph of this Note 3), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Preliminary Data File as:

a.	90 Fifth Avenue and
b.	357 Flatbush (the “357 Flatbush Mortgage Loan”),

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

4.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Depositor instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A Page 13 of 27

Notes: (continued)

5.	For the purpose of comparing the “Units, Rooms, Sq Ft,” “Occupancy (%)” and “Major Tenant Information” characteristics, the Depositor instructed us to include any improvements associated with ground lease tenants, as shown in the applicable Source Document(s).

6.	The Depositor instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Preliminary Data File with the “General Property Type” characteristic as “Office,” “Retail,” “Mixed Use,” “Industrial” or “Self Storage.” For each mortgaged property on the Preliminary Data File that does not have the “General Property Type” characteristic as “Office,” “Retail,” “Mixed Use,” “Industrial” or “Self Storage,” the Depositor instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Depositor instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Preliminary Data File with the “General Property Type” characteristic as “Hospitality” or “Multifamily.” For each mortgaged property on the Preliminary Data File that does not have the “General Property Type” characteristic as “Hospitality” or “Multifamily,” the Depositor instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

7.	For each Mortgage Loan (except for the Multiple Property Loans, which are described in the succeeding paragraph of this Note 7) and Underlying Property on the Preliminary Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the Depositor instructed us to use “2/28/2018” for the “Occupancy Date” characteristic.

For each Multiple Property Loan, the Depositor instructed us to use “<blank>” for the “Occupancy Date” characteristic.

8.	For the Mortgage Loan identified on the Preliminary Data File as “Starwood Lodging Hotel Portfolio” (the “Starwood Lodging Hotel Portfolio Mortgage Loan,” which is a Multiple Property Loan), the applicable Source Documents contain:
a.	Individual appraised values for each of the 138 Underlying Properties, which total $1,089,600,000 and
b.	A “Market Value of Portfolio” appraised value for the combined portfolio of $1,165,000,000, as shown in the portfolio appraisal report Source Document for the combined portfolio.

Exhibit 2 to Attachment A Page 14 of 27

Notes: (continued)

8. (continued)

For the purpose of comparing the “Appraised Value ($)” characteristic for the Starwood Lodging Hotel Portfolio Mortgage Loan, the Depositor instructed us to use the “Market Value of Portfolio” appraised value of $1,165,000,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Starwood Lodging Hotel Portfolio Mortgage Loan, the Depositor instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $1,165,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Starwood Lodging Hotel Portfolio Mortgage Loan).

For the purpose of comparing the “Appraisal Date” characteristic for the Starwood Lodging Hotel Portfolio Mortgage Loan, the Depositor instructed us to use “Various.” For the purpose of comparing the “Appraisal Date” characteristic for each Underlying Property that secures the Starwood Lodging Hotel Portfolio Mortgage Loan, the Depositor instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

For the Mortgage Loan identified on the Preliminary Data File as “U.S. Industrial Portfolio” (the “U.S. Industrial Portfolio Mortgage Loan,” which is a Multiple Property Loan), the applicable Source Documents contain:

a.	Individual appraised values for each of the 11 Underlying Properties, which total $149,380,000 and
b.	A “Market Value of Portfolio” appraised value for the combined portfolio of $157,000,000, as shown in the portfolio appraisal report Source Document for the combined portfolio.

For the purpose of comparing the “Appraised Value ($)” characteristic for the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the “Market Value of Portfolio” appraised value of $157,000,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $157,000,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the U.S. Industrial Portfolio Mortgage Loan).

Exhibit 2 to Attachment A Page 15 of 27

Notes: (continued)

8. (continued)

For the purpose of comparing the “Appraisal Date” characteristic for the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the date of valuation relating to the “Market Value of Portfolio” appraised value that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraisal Date” characteristic for each Underlying Property that secures the U.S. Industrial Portfolio Mortgage Loan, the Depositor instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage Loan identified on the Preliminary Data File as “Apple Campus 3” (the “Apple Campus 3 Mortgage Loan”), the Depositor instructed us to use the “Prospective Market Value at Completion” appraised value of $701,400,000 and corresponding valuation date of 1 December 2017, both as shown in the appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the Mortgage loan identified on the Preliminary Data File as “801 Broadway” (the “801 Broadway Mortgage Loan”), the Depositor instructed us to use the “Prospective Value Upon Stabilization” appraised value of $20,100,000 and corresponding valuation date of 1 January 2018, both as shown in the appraisal report Source Document. For the purpose of comparing the “As Stabilized Appraised Value ($)” and “As Stabilized Appraised Date” characteristics for the 801 Broadway Mortgage Loan, the Depositor instructed us to use “NAP.”

For the Mortgage Loan identified on the Preliminary Data File as “Anytime Self Storage Portfolio” (the “Anytime Self Storage Portfolio Mortgage Loan,” which is a Multiple Property Loan), the applicable Source Documents contain:

a.	Individual appraised values for each of the 10 Underlying Properties, which total $28,010,000 and
b.	An “As-Is Portfolio Value” appraised value for the combined portfolio of $30,480,000, as shown in the portfolio appraisal report Source Document for the combined portfolio.

Exhibit 2 to Attachment A Page 16 of 27

Notes: (continued)

8. (continued)

For the purpose of comparing the “Appraised Value ($)” characteristic for the Anytime Self Storage Portfolio Mortgage Loan, the Depositor instructed us to use the “As-Is Portfolio Value” appraised value of $30,480,000 that is shown in the portfolio appraisal report Source Document for the combined portfolio. For the purpose of comparing the “Appraised Value ($)” characteristic for each Underlying Property that secures the Anytime Self Storage Portfolio Mortgage Loan, the Depositor instructed us to use the individual appraised value for each Underlying Property, as shown in the applicable appraisal report Source Document (even though the sum of these Underlying Property appraised values does not equal the $30,480,000 “Appraised Value ($)” that is shown on the Preliminary Data File for the Anytime Self Storage Portfolio Mortgage Loan).

For the purpose of comparing the “Appraisal Date” characteristic for the Anytime Self Storage Portfolio Mortgage Loan, the Depositor instructed us to use “Various.” For the purpose of comparing the “Appraisal Date” characteristic for each Underlying Property that secures the Anytime Self Storage Portfolio Mortgage Loan, the Depositor instructed us to use the individual dates of valuation for each Underlying Property, as shown in the applicable appraisal report Source Document.

9.	The Depositor instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property on the Preliminary Data File that does not contain a phase II environmental report Source Document in the related loan file, the Depositor instructed us to use “No” for the “Environmental Phase II” characteristic and “NAP” for the “Environmental Phase II Report Date” characteristic.

10.	The Depositor instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained an environmental insurance certificate or insurance review document Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Preliminary Data File that did not contain an environmental insurance certificate or insurance review document Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

11.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” and “Blanket Insurance Policy (Yes/No)” characteristics, the Depositor instructed us to use the environmental insurance certificate, property insurance certificate or insurance review document, as applicable, even if the certificate expired prior to the Cut-off Date.

Exhibit 2 to Attachment A Page 17 of 27

Notes: (continued)

12.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file (except for the Underlying Property identified on the Preliminary Data File as “Alexandria Moulding Moxee WA” (the “Alexandria Moulding Moxee WA Underlying Property”), which is described in the succeeding paragraph of this Note 12). For each Mortgage Loan and/or mortgaged property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file (except for the Alexandria Moulding Moxee WA Underlying Property), the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For the purpose of comparing the “Seismic Date” and “PML or SEL (%)” characteristics for the Alexandria Moulding Moxee WA Underlying Property, the Depositor instructed us to use the property condition report Source Document.

For each Mortgage Loan and/or mortgaged property on the Preliminary Data File, the Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Preliminary Data File is less than 20% or is “NAP” (as described in the preceding paragraph of this Note 12), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s). Furthermore, the Depositor instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

14.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	Second Largest Tenant Lease Expiration,
c.	Third Largest Tenant Lease Expiration,
d.	Fourth Largest Tenant Lease Expiration and
e.	Fifth Largest Tenant Lease Expiration

characteristics, the Depositor instructed us to use the last day of the month in which the Cut-off Date occurs for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

Exhibit 2 to Attachment A Page 18 of 27

Notes: (continued)

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

16.	The Depositor instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for mortgaged properties on the Preliminary Data File with the “General Property Type” characteristic as “Hospitality” (the “Hospitality Properties”).

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, the Depositor instructed us to use the “most recent” or “trailing 12 month” values, as applicable, as shown in the applicable Source Document.

17.	The Depositor indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of:
a.	One or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu components (each, a “Senior Companion Loan”) that will not be assets of the Issuing Entity and
b.	One or more subordinate components with respect to the:
i.	Mortgage Loan indentified on the Preliminary Data File as “Twelve Oaks Mall” (the “Twelve Oaks Mall Mortgage Loan”),
ii.	Mortgage Loan identified on the Preliminary Data File as “Worldwide Plaza” (the “Worldwide Plaza Mortgage Loan”) and
iii.	Starwood Lodging Hotel Portfolio Mortgage Loan

(the “Twelve Oaks Mall Subordinate Companion Loans,” “Worldwide Plaza Subordinate Companion Loans” and “Starwood Lodging Hotel Portfolio Subordinate Companion Loan,” respectively) that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the Depositor (each a “Client Provided Schedule,” together with the applicable Source Documents, the “Data Sources”) listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple note components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2:

Exhibit 2 to Attachment A Page 19 of 27

Notes: (continued)

17. (continued)

Table A2:
Whole Loan	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source(s)

Marina Heights State Farm	Mortgage Loan Senior Companion Loans	A-1-C1 A-1-S, A-1-C2, A-2-C1, A-2-C2, A-2-C3, A-2-C4, A-2-C5	Interest Only - ARD	Client Provided Schedule

Apple Campus 3	Mortgage Loan Senior Companion Loans	A-5 A-1, A-2, A-3, A-4	Interest Only -ARD	Loan Agreement

Twelve Oaks Mall	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-1 A-2, A-3 B-1, B-2, B-3	Amortizing	Loan Agreement

U.S. Industrial Portfolio	Mortgage Loan Senior Companion Loans	A-1 A-2	Interest Only	Client Provided Schedule

Worldwide Plaza	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-1-C2 A-1-C1, A-2-C1, A-2-C2, A-2-C3, A-2-C4, A-1-S, A-2-S B-1-S, B-2-S	Interest Only	Client Provided Schedule

90 Fifth Avenue	Mortgage Loan Senior Companion Loans	A-3 A-1, A-2	Interest Only	Loan Modification Agreement

Bass Pro & Cabela’s Portfolio	Mortgage Loan Senior Companion Loans	A-1(B-CP) A-1(A-CP), A-1(A-NCP), A-2(A), A-2(B)(1), A-2(B)(2), A-3(A-CP), A-3(B-CP), A-3(C-CP, A-3(D-NCP), A-3(E-NCP), A-3(F-NCP)	Interest Only	Client Provided Schedule

Esperanza	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only	Loan Agreement and Amended Promissory Notes

Starwood Lodging Hotel Portfolio	Mortgage Loan Senior Companion Loans Subordinate Companion Loan	A-3 A-1, A-2 B	Interest Only	Loan Agreement and Amended Promissory Notes

Two Democracy	Mortgage Loan Senior Companion Loans	A-1 A-2	Amortizing – ARD	Client Provided Schedule

Exhibit 2 to Attachment A Page 20 of 27

Notes: (continued)

17. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for each “Note Component” listed in the “Note Component(s)” column of Table A2 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the applicable Data Source(s) listed in the “Data Source(s)” column of Table A2 for each “Note Component” that is listed in the “Note Component(s)” column of Table A2 that is associated with the “Senior Companion Loan(s)” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only - ARD” listed in the “Amortization Type” column of Table A2, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the

Preliminary Data File, the Depositor instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Preliminary Data File,
b.	The interest rate for the related Senior Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “B Note Annual Payment” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A2 and “Subordinate Companion Loan(s)” listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Preliminary Data File, the Depositor instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Original Amount,” as shown on the Preliminary Data File,
b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 21 of 27

Notes: (continued)

17. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to use the pro-rata portion of the average of the first 12 monthly debt service payments after the Cut-off Date for the Twelve Oaks Mall Mortgage Loan and related Senior Companion Loans, as shown on the amortization schedule provided by the Depositor (the “Twelve Oaks Mall Amortization Schedule”), based on the ratio of the “Original Balance ($)” of the Twelve Oaks Mall Mortgage Loan, as shown on the Preliminary Data File, to the sum of original balances of the Twelve Oaks Mall Mortgage Loan and related Senior Companion Loans, as shown on the Twelve Oaks Mall Amortization Schedule.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Twelve Oaks Mall Mortgage Loan, the Depositor instructed us to use the pro-rata portion of the average of the first 12 monthly debt service payments after the Cut-off Date for the Twelve Oaks Mall Mortgage Loan and related Senior Companion Loans, as shown on the Twelve Oaks Mall Amortization Schedule, based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust)” related to the Senior Companion Loans, as shown on the Preliminary Data File, to the sum of original balances of the Twelve Oaks Mall Mortgage Loan and Senior Companion Loans, as shown on the Twelve Oaks Mall Amortization Schedule.

For the purpose of comparing the “B Note Annual Payment” characteristic for the Twelve Oaks Mall Mortgage Loan, which relates to the annual debt service for the Twelve Oaks Mall Subordinate Companion Loans, the Depositor instructed us to use the sum of the first 12 monthly debt service payments after the Cut-off Date for the Twelve Oaks Mall Subordinate Companion Loans, as shown on the Twelve Oaks Mall Amortization Schedule.

Except as described in Table A2 and this Note 17, we did not use the Client Provided Schedules for the purpose of comparing the:

a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Not-trust),
c.	Monthly Debt Service ($),
d.	Pari Passu Companion Loan Monthly Debt Service ($) and
e.	B Note Annual Payment

characteristics for any other Mortgage Loans.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “<blank>” for the “Pari Passu Companion Loan Original Balance (Non-trust)” and “Pari Passu Companion Loan Monthly Debt Service ($)” characteristics.

Exhibit 2 to Attachment A Page 22 of 27

Notes: (continued)

18.	For the Mortgage Loan identified on the Preliminary Data File as “Pin Oak North Medical Office,” the loan agreement Source Document shows both initial funded and fully funded mortgage loan amounts. For the purpose of comparing the “Original Balance ($)” Characteristic, the Depositor instructed us to use the respective fully funded mortgage loan amount that is shown in the applicable loan agreement Source Document.

19.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”), the Depositor instructed us to use the “Monthly Debt Service ($)” following the expiration of the “Original Interest-Only Period (Mos.)” (as defined in Item 7. of Attachment A), as shown in the applicable Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Preliminary Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only - ARD” (collectively, the “Interest Only Loans”), all of which have the “Interest Accrual Method” characteristic as “Actual/360” on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Preliminary Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Preliminary Data File, and
c.	365/360.

20.	For the purpose of comparing the “Interest Only Indicator” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Depositor instructed us to use “false” for the “Interest Only Indicator” characteristic.

21.	For the Mortgage Loans on the Preliminary Data File with the “Hyper Amortizing Loan” characteristic as “Yes,” the Depositor instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date/ARD” characteristic.

22.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to assume that the “First Due Date” is the “Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

Exhibit 2 to Attachment A Page 23 of 27

Notes: (continued)

23.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality and multifamily mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Mortgage Loans secured by hospitality and multifamily mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager,
c.	Soft Springing Hard - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), at which time the lockbox account converts to a “Hard” lockbox and
d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 27

Notes: (continued)

24.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Defeasance Option Start Date and
e.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the Depositor instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

25.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Depositor instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

26.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A Page 25 of 27

Notes: (continued)

27.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for each Mortgage Loan that allows for defeasance, the Depositor instructed us to use the first “Due Date” in the defeasance period. For Mortgage Loans that do not allow for defeasance, the Depositor instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

28.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Depositor instructed us to use first “Due Date” which occurs during the open period.

29.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for each Mortgage Loan that can be prepaid with yield maintenance, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period. For Mortgage Loans that cannot be prepaid with yield maintenance, the Depositor instructed us to use “<Blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A Page 26 of 27

Notes: (continued)

30.	The Depositor instructed us to perform procedures on the:
a.	B Note Original Amount,
b.	Subordinate Companion Loan Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt Balance / Preferred Equity Balance and
k.	Other Subordinate Debt / Preferred Equity Type

characteristics, as applicable, for those Mortgage Loans on the Preliminary Data File for which either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or
ii.	The Depositor provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of the Worldwide Plaza Mortgage Loan, the related Client Provided Schedule, and Twelve Oaks Mall Mortgage Loan, the Twelve Oaks Mall Amortization Schedule.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement and/or loan modification agreement Source Documents or information indicated in the Secondary Financing Documents, Twelve Oaks Mall Amortization Schedule or Client Provided Schedule, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Mezzanine Debt Interest Rate” characteristic for the Apple Campus 3 Mortgage Loan, which relates to the interest rate for one senior mezzanine loan and one junior mezzanine loan (collectively, the “Apple Campus 3 Mezzanine Loans”), the Depositor instructed us to use the weighted average of the interest rates for the Apple Campus 3 Mezzanine Loans, weighted by the original principal balances of the Apple Campus 3 Mezzanine Loans, all as shown in the applicable Data Sources or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 27 of 27

Notes: (continued)

30. (continued)

For the Mortgage Loans on the Preliminary Data File with an amount greater than zero for the “Mezzanine Debt Original Balance” characteristic (the “Mortgage Loans With Existing Mezzanine Debt”), the applicable Data Sources and/or Secondary Financing Documents indicate that the mezzanine debt associated with each such Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for each Mortgage Loan With Existing Mezzanine Debt, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Preliminary Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Preliminary Data File and
c.	365/360.

For each Mortgage Loan which does not have additional debt (based on the procedures described in this Note 30), the Depositor instructed us to use “<blank>” as the value on the Preliminary Data File for each of the characteristics listed in a. through k. in the first paragraph of this Note 30.

31.	For the purpose of comparing the “Prior Securitizations” characteristic for each Mortgage Loan that the Depositor indicated was included in a previous securitization (the “Previously Securitized Loans”), the Depositor provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Cost Rate (%)
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Description
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Physical Occupancy Percentage

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Property Status Code
Defeased Status Code
Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Revenue Amount
Most Recent Net Operating Income Amount
Most Recent Net Cash Flow Amount
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.